UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2010

Check here if Amendment []; Amendment Number: ___

   This Amendment (Check only one.):   [] is a restatement.
                                       [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Q Global Advisors, LLC
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-13619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brandon Teague
Title: Director of Trading
Phone: 817-332-9500

Signature, Place, and Date of Signing:

    /s/ Brandon Teague     Fort Worth, Texas       February 11, 2011
  ----------------------   -------------------    ---------------------
        [Signature]          [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 32

Form 13F Information Table Value Total: $42,044 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                 28-13620                  Q Global Capital Management, L.P.
    2                 28-10277                  Geoffrey Raynor (Mr. Raynor is the controlling shareholder of
                                                  Renegade Resources, Inc., which is the sole member of
                                                  Renegade Swish, LLC, which is the manager of Q Global Advisors, LLC.)

                          FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7      COLUMN 8

                                                                      Shares or
                                                  CUSIP     Value     Principal   SH/  Put/ Investment   Other   Voting Authority
Name of Issuer                Title of Class     Number    (X$1000)    Amount     PRN  Call Discretion  Managers Sole   Shared  None
--------------                --------------     ------    --------    ------     ---  ----  ---------  -------- ----  ------ ----


ALLIANT TECHSYSTEMS INC       NOTE 2.750% 9/1   018804AN4   3,137      3,100,000   PRN       DEFINED    1, 2   3,100,000
AMGEN INC                     NOTE 0.125% 2/0   031162AN0     697        700,000   PRN       DEFINED    1, 2     700,000
BARRETT BILL CORP             NOTE 5.000% 3/1   06846NAA2     614        600,000   PRN       DEFINED    1, 2     600,000
BOSTON PPTYS LTD PARTNERSHIP  NOTE 2.875% 2/1   10112RAK0     502        500,000   PRN       DEFINED    1, 2     500,000
CBIZ INC                      NOTE 3.125% 6/0   124805AB8     721        722,000   PRN       DEFINED    1, 2     722,000
CHARLES RIV LABS INTL INC     NOTE 2.250% 6/1   159864AB3     498        500,000   PRN       DEFINED    1, 2     500,000
CONMED CORP                   NOTE 2.500% 11/1  207410AD3   3,226      3,296,000   PRN       DEFINED    1, 2   3,296,000
COVANTA HLDG CORP             DBCV 1.000% 2/0   22282EAA0   1,990      2,031,000   PRN       DEFINED    1, 2   2,031,000
CSG SYS INTL INC              NOTE 2.500% 6/1   126349AB5   1,397      1,400,000   PRN       DEFINED    1, 2   1,400,000
EQUINIX INC                   NOTE 2.500% 4/1   29444UAF3   2,638      2,600,000   PRN       DEFINED    1, 2   2,600,000
ERP OPER LTD PARTNERSHIP      NOTE 3.850% 8/1   26884AAV5     514        500,000   PRN       DEFINED    1, 2     500,000
GENERAL CABLE CORP DEL NEW    NOTE 0.875% 11/1  369300AD0   1,509      1,550,000   PRN       DEFINED    1, 2   1,550,000
GREATBATCH INC                SDCV 2.250% 6/1   39153LAB2     856        900,000   PRN       DEFINED    1, 2     900,000
HANOVER COMPRESSOR CO         NOTE 4.750% 1/1   410768AE5     395        400,000   PRN       DEFINED    1, 2     400,000
HORNBECK OFFSHORE SVCS INC N  FRNT 1.625% 11/1  440543AE6   1,090      1,200,000   PRN       DEFINED    1, 2   1,200,000
ICONIX BRAND GROUP INC        NOTE 1.875% 6/3   451055AB3   2,653      2,700,000   PRN       DEFINED    1, 2   2,700,000
INLAND REAL ESTATE CORP       NOTE 4.625% 11/1  457461AB7     400        400,000   PRN       DEFINED    1, 2     400,000
KENDLE INTERNATIONAL INC      NOTE 3.375% 7/1   48880LAA5     369        400,000   PRN       DEFINED    1, 2     400,000
LIFEPOINT HOSPITALS INC       SDCV 3.250% 8/1   53219LAG4     300        300,000   PRN       DEFINED    1, 2     300,000
MEDTRONIC INC                 NOTE 1.500% 4/1   585055AL0     697        700,000   PRN       DEFINED    1, 2     700,000
MENTOR GRAPHICS CORP          SDCV 6.250% 3/0   587200AF3     615        600,000   PRN       DEFINED    1, 2     600,000
NUVASIVE INC                  NOTE 2.250% 3/1   670704AB1     671        700,000   PRN       DEFINED    1, 2     700,000
SANDISK CORP                  NOTE 1.000% 5/1   80004CAC5   1,152      1,200,000   PRN       DEFINED    1, 2   1,200,000
SCHOOL SPECIALTY INC          SDCV 3.750% 11/3  807863AL9   2,238      2,301,000   PRN       DEFINED    1, 2   2,301,000
SESI L L C                    FRNT 1.500% 12/1  78412FAH7   5,639      5,600,000   PRN       DEFINED    1, 2   5,600,000
SYMANTEC CORP                 NOTE 0.750% 6/1   871503AD0     516        500,000   PRN       DEFINED    1, 2     500,000
TECH DATA CORP                DBCV 2.750% 12/1  878237AE6   1,348      1,300,000   PRN       DEFINED    1, 2   1,300,000
TRINITY INDS INC              NOTE 3.875% 6/0   896522AF6     663        700,000   PRN       DEFINED    1, 2     700,000
UNITED AUTO GROUP INC         NOTE 3.500% 4/0   909440AH2   2,097      2,100,000   PRN       DEFINED    1, 2   2,100,000
UNITED DOMINION REALTY TR IN  NOTE 3.625% 9/1   910197AM4     501        500,000   PRN       DEFINED    1, 2     500,000
VERIFONE SYS INC              NOTE 1.375% 6/1   92342YAB5   1,391      1,300,000   PRN       DEFINED    1, 2   1,300,000
VORNADO RLTY L P              DBCV 3.625% 11/1  929043AE7   1,010      1,000,000   PRN       DEFINED    1, 2   1,000,000
